S-K 1603(a) SPAC Sponsor	Aug. 04, 2025 USD ($) shares
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Richard Thompson will serve on our board of directors upon the closing of this offering. Mr. Thompson served as a member of the board of directors of Spring Valley I from its inception in November 2020 until the closing of the Nuscale merger in May 2022. Mr. Thompson has over 35 years of international business experience in renewable energy, power electronics and semiconductors, including several billion- dollar public exits in the Sustainability industry
Spring Valley Acquisition III Sponsor [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Spring Valley Acquisition III
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Spring Valley Acquisition III Sponsor, LLC, a Delaware limited liability company (which we refer to throughout this prospectus as our “Sponsor”), has committed to purchase an aggregate of 5,333,333 private placement warrants (or 5,583,333 private placement warrants if the underwriters’ over- allotment option is exercised in full) at a price of $0.90 per private placement warrant, or $4,800,000 in the aggregate (or $5,025,000 if the underwriters’ overallotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.
Spring Valley Acquisition III Sponsor [Member] | Common Class B [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,630,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 24,478
Spring Valley Acquisition III Sponsor [Member] | Warrants [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	5,333,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,800,000
Christopher Sorrells [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Christopher Sorrells has served as our Chairman and Chief Executive Officer since our inception.

Mr. Sorrells has served as Chairman and Chief Executive Officer of Spring Valley II since its inception in January 2021. Mr. Sorrells served as the Chief Executive Officer and a director of Spring Valley I from its inception in November 2020 until the closing of the Nuscale merger in May 2022 at which time Mr. Sorrells began serving as a member of the board of directors of the post-closing company, Nuscale Power Corporation, until May 2024. Mr. Sorrells has been an investor, operator, advisor, and board member in the Natural Resources and Decarbonization industries for over 30 years. Mr. Sorrells served as Lead Director and Chairman of the compensation committee for Renewable Energy Group, Inc. (Nasdaq: REGI) until the completion of its merger with Chevron Corporation for $3.1 billion in June 2022, having previously served as Vice Chairman of its board and led the $100 million financing in 2006 to create the company, ultimately witnessing revenues increase from approximately $85 million in 2008 to over $3.0 billion in 2021, via organic growth and an aggressive acquisition strategy. In addition, the stock price for REGI appreciated significantly following its initial public offering in January 2012 of $10 per share to the $61.50 acquisition price paid by Chevron. Previously, Mr. Sorrells served as a Managing Director and then as an Operating Partner of NGP Energy Technology Partners (“NGP ETP”), an affiliate of Natural Gas Partners (“NGP”), a leading energy private equity fund with $25 billion of capital commitments, which he helped grow into one of the most successful Decarbonization-focused private equity funds. Mr. Sorrells and/or his former firms including NGP ETP have invested in over 30 Natural Resource and Decarbonization platforms in a broad range of companies across those industries, including Renewable Energy Group, Inc. (Nasdaq: REGI), Power- One, Inc. (formerly Nasdaq: PWER), Caminus Corporation (formerly Nasdaq: CAMZ), Waste Resource Management, Inc. (sold to Ridgewood Infrastructure), TPI Composites, Inc. (Nasdaq: TPIC) and others. In addition to leading investments, Mr. Sorrells has held a number of board positions for numerous public and private firms, including ENGlobal Corporation, groSolar (which was later sold to EDF Renewables Inc.), Community Energy (which was later sold to AES Corporation), GSE Systems, Inc. (formerly Nasdaq: GVP before being sold to Pelican Energy Partners) and Living Earth (which was later sold to Bain Capital Double Impact). As an operator, Mr. Sorrells has held a variety of senior executive leadership roles at Natural Resource and Decarbonization-focused companies including serving as Chief Operating Officer and Director of GSE Systems, Inc. Mr. Sorrells started his career in the energy, power and decarbonization industries as an investment banker at Salomon Smith Barney in 1996 and later at Banc of America Securities LLC where he created one of the first decarbonization-focused investment banking teams in 2000. Mr. Sorrells received his Master of Accounting from the University of Southern California, an M.B.A. from The College of William and Mary and a B.A. from Washington and Lee University. We believe Mr. Sorrells’ significant experience in the Sustainability industry in both private and public companies makes him well-qualified to serve as a member of our board of directors.

Jeff Schramm [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Jeff Schramm has served as our Chief Financial Officer since June 2025. Mr. Schramm also serves as the Chief Financial Officer for the sponsor of Spring Valley II. Mr. Schramm served as the Chief Financial Officer of Spring Valley I from its inception in November 2020 until the closing of the Nuscale merger in May 2022, as well as Spring Valley I’s sponsor from inception in September 2020 until December 2023. Mr. Schramm has over 30 years of leadership experience in advanced materials and specialty chemical organizations with a deep understanding of the sustainability sector.
Robert Kaplan [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Robert Kaplan has served as our Chief Operating Officer and Head of Business Development since June 2025. Mr. Kaplan has also served as Chief Financial Officer of Spring Valley II since its inception in January 2021. Mr. Kaplan served as the Vice President of Business Development of Spring Valley I from its inception in November 2020 until the closing of the Nuscale merger in May 2022. Mr. Kaplan has over 20 years of investment banking experience in the Decarbonization industry. Mr. Kaplan has been involved in over 60 transactions totaling approximately $6 billion in transaction value.
Richard Thompson [Member]
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]	Richard Thompson will serve on our board of directors upon the closing of this offering. Mr. Thompson served as a member of the board of directors of Spring Valley I from its inception in November 2020 until the closing of the Nuscale merger in May 2022. Mr. Thompson has over 35 years of international business experience in renewable energy, power electronics and semiconductors, including several billion- dollar public exits in the Sustainability industry.